Reportable Segments - Schedule of Revenue from External Customers by Geographical Areas (Details) - USD ($) $ in Thousands	3 Months Ended			4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017	Dec. 31, 2017
Successor [Member]
Revenue from operations, Total	$ 145,580	$ 190,566		$ 190,566
Long-lived asset, Total	304,727	304,727		304,727
Successor [Member] | MENA [Member]
Revenue from operations, Total	143,914	188,488
Long-lived asset, Total	295,987	295,987		295,987
Successor [Member] | Other Countries [Member]
Revenue from operations, Total	1,666	2,078
Long-lived asset, Total	$ 8,740	$ 8,740		$ 8,740
Predecessor [Member]
Long-lived asset, Total							$ 264,269
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total			$ 70,453		$ 137,027	$ 193,781
Long-lived asset, Total							264,269
Predecessor [Member] | MENA [Member]
Long-lived asset, Total							258,382
Predecessor [Member] | MENA [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total			69,585		134,479	190,982
Predecessor [Member] | Other Countries [Member]
Long-lived asset, Total							$ 5,887
Predecessor [Member] | Other Countries [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total			$ 868		$ 2,548	$ 2,799